EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND

Supplement to Prospectus dated July 31, 2019

The following replaces the fourth paragraph under “The Adviser” in “Management of the Fund” in the Prospectus:

Michael A. Allison, CFA, John H. Croft, CFA, Aaron S. Dunn, CFA, Bradley Galko, CFA and Edward J. Perkin, CFA comprise the investment team responsible for the overall management of specific segments of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks. Mr. Allison is a Vice President of Eaton Vance and has been a portfolio manager of the Fund since December 2013. Mr. Croft is a Vice President of Eaton Vance and has been a portfolio manager of the Fund since March 2010. Mr. Perkin is a Vice President and Chief Equity Investment Officer of Eaton Vance and has been a portfolio manager of the Fund since September 2014. Mr. Dunn is a Vice President of Eaton Vance, has been employed by Eaton Vance for more than five years and has been a portfolio manager of the Fund since December 2017. Mr. Galko is a Vice President of Eaton Vance, has been employed by Eaton Vance for more than five years and has been a portfolio manager of the Fund since February 2020. All of the portfolio managers manage other Eaton Vance portfolios.

February 3, 2020

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated July 31, 2019

The following is added to the tables under “Portfolio Manager.” in “Investment Advisory and Other Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Galko(*)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(*) As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Bradley Galko(*)	None	$100,001 - $500,000

(*) As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

February 3, 2020